Stockholders' Equity - Common Stock (Details) - Deerfield Healthcare Technology Acquisitions Corp			3 Months Ended	8 Months Ended
	Jul. 21, 2020 shares	Jun. 25, 2020 shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 $ / shares	May 31, 2020 $ / shares
Common Stock
Temporary Equity, Carrying Amount, Attributable to Parent | $			$ 116,281,625	$ 106,979,970
Class A common stock
Common Stock
Common shares, shares authorized (in shares)			100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			2,746,838	3,677,003
Common shares, outstanding including shares subject to possible redemption			14,375,000	14,375,000
Common stock, shares subject to possible redemption				13,174,412
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares			20.00%	20.00%
Class A common stock subject to possible redemption
Common Stock
Temporary Equity, Carrying Amount, Attributable to Parent | $				$ 106,979,970	$ 127,082,320
Class B common stock
Common Stock
Common shares, shares authorized (in shares)			10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			3,593,750	3,593,750
Common shares, votes per share | $ / shares			$ 1	$ 1
Number of shares subject to forfeiture (in shares)	468,750		468,750	468,750
Number of Class A common stock issued upon conversion of each share (in shares)			1	1
Class B common stock | Sponsor
Common Stock
Common shares, shares authorized (in shares)		3,593,750
Common Stock, Shares, Outstanding		3,593,750
Stock split		1.25